BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Aerospace & Defense - 5.4%
General Electric Co.	8,904	$1,794,512
Howmet Aerospace, Inc.	125,491	17,390,543
		19,185,055

Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	15,388	1,691,295

Apparel Retail - 0.6%
Urban Outfitters, Inc. (a)	37,900	2,000,362

Apparel, Accessories & Luxury Goods - 2.5%
Lululemon Athletica, Inc. (a)	18,558	5,024,950
Ralph Lauren Corp.	8,372	1,883,281
Tapestry, Inc.	30,686	2,167,966
		9,076,197

Application Software - 6.3%
AppLovin Corp. - Class A (a)	8,958	2,412,479
Autodesk, Inc. (a)	61,221	16,789,859
Palantir Technologies, Inc. - Class A (a)	27,574	3,265,865
		22,468,203

Asset Management & Custody Banks - 7.0%
Bank of New York Mellon Corp.	83,134	6,684,805
Federated Hermes, Inc.	372,718	15,136,078
Northern Trust Corp.	17,262	1,622,283
State Street Corp.	19,082	1,681,124
		25,124,290

Biotechnology - 4.8%
AbbVie, Inc.	4,534	884,583
Exelixis, Inc. (a)	319,165	12,495,310
Gilead Sciences, Inc.	9,259	986,454
Protagonist Therapeutics, Inc. (a)	19,875	910,673
PTC Therapeutics, Inc. (a)	40,143	2,000,727
		17,277,747

Broadcasting - 3.0%
Fox Corp. - Class A	216,775	10,793,227

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Building Products - 0.3%
Trane Technologies PLC	3,119	$1,195,544

Communications Equipment - 2.8%
Arista Networks, Inc. (a)	57,145	4,701,319
Cisco Systems, Inc.	61,641	3,558,535
Motorola Solutions, Inc.	4,262	1,876,942
		10,136,796

Construction & Engineering - 0.7%
EMCOR Group, Inc.	5,872	2,352,910

Construction Machinery & Heavy Transportation Equipment - 0.5%
Allison Transmission Holdings, Inc.	17,827	1,644,362

Consumer Finance - 0.7%
Synchrony Financial	50,439	2,620,306

Data Processing & Outsourced Services - 2.4%
Genpact Ltd.	168,742	8,480,973

Diversified Banks - 4.7%
JPMorgan Chase & Co.	52,762	12,906,640
Wells Fargo & Co.	53,197	3,777,519
		16,684,159

Education Services - 1.5%
Stride, Inc. (a)	38,147	5,426,411

Electric Utilities - 0.9%
Exelon Corp.	47,870	2,245,103
Portland General Electric Co.	20,626	868,767
		3,113,870

Electronic Components - 3.9%
Amphenol Corp. - Class A	179,785	13,834,456

Environmental & Facilities Services - 0.6%
Waste Management, Inc.	9,159	2,137,344

Financial Exchanges & Data - 2.9%
Cboe Global Markets, Inc.	7,327	1,625,129

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Financial Exchanges & Data - 2.9% (Continued)
Moody's Corp.	19,558	$8,862,121
		10,487,250

Food Retail - 0.3%
Sprouts Farmers Market, Inc. (a)	6,330	1,082,430

Gas Utilities - 0.3%
UGI Corp.	31,613	1,036,590

Health Care Distributors - 2.5%
Cardinal Health, Inc.	12,558	1,774,320
Cencora, Inc.	7,438	2,176,879
McKesson Corp.	6,910	4,925,379
		8,876,578

Health Care Services - 1.0%
CVS Health Corp.	51,303	3,422,423

Health Care Technology - 0.7%
Doximity, Inc. - Class A (a)	43,234	2,459,150

Homefurnishing Retail - 1.6%
Williams-Sonoma, Inc.	38,259	5,909,868

Industrial Gases - 0.2%
Linde PLC	1,950	883,799

Insurance Brokers - 0.5%
Brown & Brown, Inc.	16,215	1,793,379

Interactive Media & Services - 3.9%
Alphabet, Inc. - Class A	44,867	7,124,880
Meta Platforms, Inc. - Class A	12,519	6,872,931
		13,997,811

Investment Banking & Brokerage - 1.6%
Charles Schwab Corp.	22,970	1,869,758
Morgan Stanley	14,779	1,705,792
Virtu Financial, Inc. - Class A	52,512	2,055,845
		5,631,395

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 0.4%
Accenture PLC - Class A	5,106	$1,527,460

Life & Health Insurance - 1.0%
Manulife Financial Corp.	60,189	1,842,987
Primerica, Inc.	6,320	1,656,283
		3,499,270

Managed Health Care - 4.1%
Centene Corp. (a)	220,029	13,168,736
Elevance Health, Inc.	3,801	1,598,624
		14,767,360

Oil & Gas Exploration & Production - 0.5%
EQT Corp.	39,663	1,960,939

Oil & Gas Storage & Transportation - 0.5%
Kinder Morgan, Inc.	70,939	1,865,696

Other Specialty Retail - 0.3%
Ulta Beauty, Inc. (a)	2,456	971,692

Packaged Foods & Meats - 1.9%
Cal-Maine Foods, Inc.	71,039	6,632,911

Passenger Ground Transportation - 0.6%
Uber Technologies, Inc. (a)	25,685	2,080,742

Personal Care Products - 0.8%
BellRing Brands, Inc. (a)	37,694	2,907,715

Pharmaceuticals - 0.5%
Supernus Pharmaceuticals, Inc. (a)	52,279	1,698,022

Property & Casualty Insurance - 1.1%
Chubb Ltd.	6,529	1,867,816
Travelers Cos., Inc.	7,582	2,002,634
		3,870,450

Research & Consulting Services - 0.8%
Leidos Holdings, Inc.	19,420	2,858,236

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Restaurants - 1.5%
Darden Restaurants, Inc.	8,406	$1,686,580
Dutch Bros, Inc. - Class A (a)	35,869	2,142,814
Yum! Brands, Inc.	10,562	1,588,947
		5,418,341

Semiconductor Materials & Equipment - 4.3%
KLA Corp.	19,600	13,772,724
Lam Research Corp.	23,038	1,651,133
		15,423,857

Semiconductors - 10.3%
Broadcom, Inc.	8,007	1,541,107
NVIDIA Corp.	172,790	18,820,287
QUALCOMM, Inc.	112,307	16,673,097
		37,034,491

Specialty Chemicals - 0.7%
NewMarket Corp.	4,344	2,672,863

Systems Software - 3.8%
Fortinet, Inc. (a)	113,340	11,760,158
Palo Alto Networks, Inc. (a)	10,177	1,902,387
		13,662,545
TOTAL COMMON STOCKS (Cost $328,561,318)		349,676,770

REAL ESTATE INVESTMENT TRUSTS - 1.8%
Health Care REITs - 1.3%
Omega Healthcare Investors, Inc.	122,849	4,797,253

Other Specialized REITs - 0.5%
Lamar Advertising Co. - Class A	14,285	1,625,776
TOTAL REAL ESTATE INVESTMENT TRUSTS - (Cost $6,378,861)		6,423,029

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.25% (b)	1,207,141	1,207,141
TOTAL SHORT-TERM INVESTMENTS (Cost $1,207,141)		1,207,141

TOTAL INVESTMENTS - 99.8% (Cost $336,147,320)		$357,306,940
Other Assets in Excess of Liabilities - 0.2%		664,391
TOTAL NET ASSETS - 100.0%		$357,971,331

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BURNEY U.S. FACTOR ROTATION ETF

Summary of Fair Value Disclosures as of April 30, 2025 (Unaudited)

Burney U.S. Factor Rotation ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$349,676,770	$—	$—	$349,676,770
Real Estate Investment Trusts	6,423,029	—	—	6,423,029
Money Market Funds	1,207,141	—	—	1,207,141
Total Investments	$357,306,940	$—	$—	$357,306,940

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.